Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	109,267,528.22	12,095
Yield Supplement Overcollateralization Amount 08/31/26	3,530,442.99	0
Receivables Balance 08/31/26	112,797,971.21	12,095
Principal Payments	8,287,671.12	312
Defaulted Receivables	199,865.85	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	3,127,815.09	0
Pool Balance at 09/30/26	101,182,619.15	11,769

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.28%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	3,424,054.33	242
Past Due 61-90 days	1,035,361.63	67
Past Due 91-120 days	238,853.54	16
Past Due 121+ days	0.00	0
Total	4,698,269.50	325

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Delinquency Trigger Occurred	NO

Recoveries	229,951.65
Aggregate Net Losses/(Gains) - September 2026	(30,085.80)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.32%
Prior Net Losses/(Gains) Ratio	0.14%
Second Prior Net Losses/(Gains) Ratio	-0.13%
Third Prior Net Losses/(Gains) Ratio	-0.72%
Four Month Average	-0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	101,182,619.15
Weighted Average Contract Rate	4.98%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	19.59

Flow of Funds	$ Amount
Collections	8,983,486.87
Investment Earnings on Cash Accounts	17,167.56
Reserve Fund Balance	5,058,901.50
Servicing Fee	(93,998.31)
Aggregate Purchase Amount	104,510,300.09
Transfer to Collection Account	-
Available Funds	118,475,857.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	180,032.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	3,003,556.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	101,182,619.15
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	13,950,856.77

Total Distributions of Available Funds	118,475,857.71

Servicing Fee	93,998.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	104,186,175.17
Principal Paid	104,186,175.17
Note Balance @ 10/15/26	0.00

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-4
Note Balance @ 09/15/26	58,706,175.17
Principal Paid	58,706,175.17
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class B
Note Balance @ 09/15/26	30,350,000.00
Principal Paid	30,350,000.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class C
Note Balance @ 09/15/26	15,130,000.00
Principal Paid	15,130,000.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	338,825.77
Total Principal Paid	104,186,175.17
Total Paid	104,525,000.94

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.68000%
Interest Paid	180,032.27
Principal Paid	58,706,175.17
Total Paid to A-4 Holders	58,886,207.44

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	30,350,000.00
Total Paid to B Holders	30,453,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	15,130,000.00
Total Paid to C Holders	15,185,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3348809
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.9731514
Total Distribution Amount	103.3080323

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.8240352
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	594.7940747
Total A-4 Distribution Amount	596.6181099

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,003.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,003.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	28.83
Noteholders' Principal Distributable Amount	971.17

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	5,058,901.50
Investment Earnings	14,555.11
Investment Earnings Paid	(14,555.11)
Deposit/(Withdrawal)	(5,058,901.50)
Balance as of 10/15/26	0.00
Change	(5,058,901.50)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$839,499.14	$802,095.30	$1,089,807.05
Number of Extensions	65	60	80
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.66%	0.83%